Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	$ 0	$ 427	$ 0
Common stock [Member] | Allocated Shares [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares outstanding (common)	144,140,446	152,438,152	149,638,081
Dividends paid to ESOP	$ 161	$ 134	$ 74
Common stock [Member] | Unreleased Shares [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares outstanding	0	10,329,650	0
Dividends paid to ESOP	$ 13	$ 4	$ 0
Preferred stock Unreleased [Member] | Unreleased Shares [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares outstanding	0	0	609,434
Dividends paid to ESOP	$ 0	$ 36	$ 66
Preferred stock Unreleased [Member] | Conversion Value [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	0	0	609
Preferred stock Unreleased [Member] | Redemption Value [Member]
Employee Stock Ownership Plan [Abstract]
Fair value of unreleased ESOP preferred shares based on redemption	$ 0	$ 0	$ 700